February 22, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
File Numbers 333-160635 and 811-03330

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Correspondence to the Registration Statement indicated above in response to the Staff's oral comments received on February 18, 2010.

On July 17, 2009, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated September 15, 2009.  On November 12, 2009, Nationwide filed Pre-Effective Amendment No. 1 to the Registration Statement to address those comments.  On February 1, 2010, Nationwide received your oral comments.  On February 8, 2010, Nationwide filed correspondence, as a follow-up to which we subsequently filed Pre-Effective Amendment No. 2 on February 16, 2010.  Today we file this correspondence as a follow up to Pre-Effective Amendment No. 2.

1.  Please add a cross reference in the Annuity Payments provision (p. 10) to where that information is discussed in more detail in the prospectus.

Response:  A cross reference has been added in the Annuity Payments provision (p. 10) to both the “Annuity Commencement Date” and the “Annuitizing the Contract” sections later in the prospectus.

2.  Income Benefit Investment Options and Dollar Cost Averaging for Living Benefits.

(a)  Please confirm that the Custom Portfolio Asset Rebalancing Service (“Custom Portfolio”) is a permitted investment option with the Lifetime Income Options.

Response:  Custom Portfolio is available with the Lifetime Income Options.

(b)  If Custom Portfolio is available, please revise the disclosure in the “Income Benefit Investment Options” section (pp. 24 and 25) to reflect the availability of Custom Portfolio.

Response:  We added the following disclosure in the Income Benefits Investment Options section regarding the availability of Custom Portfolio with the Lifetime Income Benefit options.

Custom Portfolio (asset allocation models)
•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation

Custom Portfolio (asset allocation models)

Custom Portfolio Asset Rebalancing Service (“Custom Portfolio”) is an asset allocation program that Contract Owners can choose to build their own customized portfolio of investments, subject to certain limitations.  Each model (listed above) is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  Once the Contract Owner creates their Custom Portfolio, the Contract Owner’s model remains static; meaning that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing.  Contract Owners may change the underlying mutual fund allocations within their elected model, percentages within their elected model, and/or may change models and crate a new Custom Portfolio within the new model.
Only one Custom Portfolio can be created and in effect at a time and the entire Variable Account Contract Value must be allocated to the model.

For additional information about Custom Portfolios, see “Custom Portfolio Asset Rebalancing Service,” later in this prospectus.

(c)  If Custom Portfolio is available with the Lifetime Income Options, then please clarify the disclosure in the Dollar Cost Averaging for Living Benefits section (p.33) that indicates “only those sub-accounts available for the elected Lifetime Income Option are available for use in Dollar Cost Averaging for Living Benefits” - include a discussion of how transfers from the fixed account will be directed if Custom Portfolio is chosen.

Response:  The second paragraph of the Dollar Cost Averaging for Living Benefits section has been revised as shown below.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.  Additionally, only those investment options available for the elected Lifetime Income Option are available for use in Dollar Cost Averaging for Living Benefits -- transfers may not be directed to the Fixed Account or to any investment option that is unavailable with the respective Lifetime Income Option.  If a Contract Owner elected Custom Portfolio for their Lifetime Income Option, dollar cost averaging transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.  Please refer to the “Income Benefit Investment Options” section earlier in this prospectus for the investment options available for each Lifetime Income Option.

* * * * *

Nationwide hereby certifies that the responses reflected in this correspondence filing will be contained in the definitive prospectus to be filed via Rule 497(c) following the declaration of effectiveness of Pre-Effective Amendment No. 2.

Change pages to the registration statement reflecting the above modifications are attached.

Please contact me directly at (614) 249-3398 if you have any questions regarding this filing.

Sincerely,

TIMOTHY D. CRAWFORD
Timothy D. Crawford, Esq.
AVP, Associate General Counsel
Nationwide Life Insurance Company